Accounts Receivable - Textual (Details)	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable (Textual) (Abstract)
Allowance for Doubtful Accounts as a Percentage of Total Patient Accounts Receivable	9.20%	10.30%